UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Research and Management Company
Address: 333 South Hope Street, 55th Floor
         Los Angeles, California  90071-1447

Form 13F File Number: 28-00157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul G. Haaga, Jr.
Title: Vice Chairman and Executive Vice President
Phone: 213/486-9200

Signature, Place, and Date of Signing:

Paul G. Haaga, Jr.*   Los Angeles, California      11/14/08
--------------------  ---------------------------  ----------

*By:  /s/ Michele Y. Yang
       ------------------------
       Michele Y. Yang
       Attorney-in-fact

Signed pursuant to a Power of Attorney dated December 21, 2007 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Capital Research and
Management Company on January 10, 2008 with respect to
Lowes Companies, Incorporated.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number    Name

     28-12785                Capital Research Global Investors
     28-12786	             Capital World Investors